Accumulated Other Comprehensive Income - Reclassification Out of Accumulated Other Comprehensive Income (Details) (Unrealized gain (loss) on available-for-sale securities, Interest Rate Contract, Reclassification Out Of Accumulated Other Comprehensive Income, USD $)
In Millions, unless otherwise specified
12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Unrealized gain (loss) on available-for-sale securities | Interest Rate Contract | Reclassification Out Of Accumulated Other Comprehensive Income
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassification adjustments	$ 49.5	$ 69.0	$ 87.9